INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates (Details) - COP ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 3,311,506	[1]	$ 2,928,984
Grupo Argos S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Number of shares in entity held by entity or by its subsidiaries or associates	562,500
Purchase of interests in associates	$ 453
Total for all associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 3,013,466		$ 2,768,611	$ 2,526,073
Total for all associates | P.A. Viva malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Development and operation of commercial spaces		Development and operation of commercial spaces
Country	Colombia		Colombia
Percentage of Ownership interest	49.00%		49.00%
Investments	$ 1,990,554		$ 1,817,503	1,661,679
Total for all associates | Protección S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of pension and severance funds		Administration of pension and severance funds
Country	Colombia		Colombia
Percentage of Ownership interest	20.58%		20.58%
Investments	$ 661,833		$ 625,370	$ 594,105
Total for all associates | P.A El Bosque
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	14.11%		14.11%
Investments	$ 82,547		$ 85,863
Total for all associates | Titularizadora Colombiana S.A. Hitos.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Mortgage portfolio securities		Mortgage portfolio securities
Country	Colombia		Colombia
Percentage of Ownership interest	26.98%		26.98%
Investments	$ 44,726		$ 42,050
Total for all associates | Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Network data transmission services		Network data transmission services
Country	Colombia		Colombia
Percentage of Ownership interest	20.36%		20.36%
Investments	$ 43,701		$ 42,190
Total for all associates | P.A El Otoño
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	16.30%		16.30%
Investments	$ 38,867		$ 36,676
Total for all associates | P.A Lote Palermo
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	37.50%		0.00%
Investments	$ 37,294		$ 0
Total for all associates | ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services
Country	Colombia
Percentage of Ownership interest	19.94%		19.94%
Investments	$ 28,613		$ 23,706
Total for all associates | Patria Asset Management S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Investment management services		Investment management services
Country	Colombia		Colombia
Percentage of Ownership interest	49.31%		49.31%
Investments	$ 24,742		$ 20,428
Total for all associates | P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	33.33%		33.33%
Investments	$ 13,408		$ 13,325
Total for all associates | Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Processing of financial transactions and electronic payment methods		Processing of financial transactions and electronic payment methods
Country	El Salvador		El Salvador
Percentage of Ownership interest	49.78%		49.78%
Investments	$ 12,567		$ 12,695
Total for all associates | Servicio Salvadoreño de Protección, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Custodial services and transfer of monetary types		Custodial services and transfer of monetary types
Country	El Salvador		El Salvador
Percentage of Ownership interest	25.00%		25.00%
Investments	$ 12,145		$ 13,382
Total for all associates | P.A La Felicidad
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	20.00%		20.00%
Investments	$ 7,689		$ 4,067
Total for all associates | P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	20.00%		20.00%
Investments	$ 5,622		$ 8,658
Total for all associates | P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	20.00%		20.00%
Investments	$ 4,129		$ 3,103
Total for all associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio		Collections and recovery of portfolio
Country	Colombia		Colombia
Percentage of Ownership interest	46.00%		46.00%
Investments	$ 2,696		$ 3,520
Total for all associates | Agricapital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financial services		Financial services
Country	Colombia		Colombia
Percentage of Ownership interest	10.79%		10.79%
Investments	$ 1,064		$ 991
Total for all associates | ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services		Electronic transfer services
Country	El Salvador		El Salvador
Percentage of Ownership interest	25.00%		25.00%
Investments	$ 842		$ 1,544
Total for all associates | P.A Mirador de la Ciénaga.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	13.00%		13.00%
Investments	$ 281		$ 4,326
Total for all associates | Fideicomiso Locales Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems		Real estate ecosystems
Country	Colombia		Colombia
Percentage of Ownership interest	33.33%		33.33%
Investments	$ 146		$ 56
Total for all associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel service		Aircraft and aircraft travel service
Country	Colombia		Colombia
Percentage of Ownership interest	0.00%		37.50%
Investments	$ 0		$ 9,158
Total for all associates | Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital services		Digital services
Country	Colombia		Colombia
Percentage of Ownership interest	0.00%		33.33%
Investments	$ 0		$ 0

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.